INVENTORY (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory, Finished Goods, Net of Reserves	$ 168,565
Inventory, Raw Materials, Net of Reserves	$ 107,752	$ 87,805